EXHIBIT 99.14              DIGITAL RISK REBUTTAL FINDINGS REPORT

Loan Number	Finding #	Last Name	Lender	Original Loan Amount	Audit Category	Audit Issue	Finding ID	Audit Finding
408028952	1 of 6	XXXX	XXXX	$XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXXXX	The loan is in compliance with all applicable laws and regulations.
408028952	2 of 6	XXXX	XXXX	$XXXX	Credit	Financial Statements Obtained	XXXXXX	Financial statements YTD were provided for all businesses and signed and dated by the borrower; however, the co-borrower is also part owner in the following businesses: XXXX, XXXX, and XXXX and XXXX. Please provide the financial statements also signed and dated by the co-borrower.
408028952	3 of 6	XXXX	XXXX	$XXXX	Credit	LDP/EPL	XXXXXX	Please provide searches for the following Loan Participants across all OFAC, Freddie Exclusionary, LDP, and SAM lists or provide a Lender Certification that all Loan Participants were searched across all lists: (1) appraiser and appraisal company for XXX with XXX (2) origination credit reporting agency , and (3) all self-employment businesses reflected on the loan application for both borrowers.
408028952	4 of 6	XXXX	XXXX	$XXXX	Credit	Tax Returns Obtained	XXXXXX	Business tax returns for the previous two (2) years are required to be signed and dated at or prior to consummation. All business tax returns in the loan file for XXXX and XXXX are not signed and dated as required by both borrowers. Please provide.
408028952	5 of 6	XXXX	XXXX	$XXXX	Credit	Tax Transcripts Missing	XXXXXX	Two year's business tax transcripts are required for self-employment when business income or loss is used for qualification. The business transcripts are missing from the loan file for all businesses reflected on the loan application. Please provide.
408028952	6 of 6	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	Additional full appraisal and Clear Capital CDA supports the appraised value. Meets guidelines.
408028945	1 of 4	XXXX	XXXX	$XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXXXX	The loan is in compliance with all applicable laws and regulations.
408028945	2 of 4	XXXX	XXXX	$XXXX	Credit	LDP/EPL	XXXXXX	The file does not contain evidence the following Loan Participant was checked across OFAC, Freddie Exclusionary, LDP, and SAM lists: XXXX (notary and settlement agent). Please provide searches for this Loan Participant across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.
408028945	3 of 4	XXXX	XXXX	$XXXX	Credit	Miscellaneous	XXXXXX	Explanation letter from co-borrower regarding large deposits into bank accounts is not dated. Please provide explanation letter that was dated prior to consummation of loan transaction.
408028945	4 of 4	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report.
408028982	1 of 9	XXXX	XXXX	$XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXXXX	The loan is in compliance with all applicable laws and regulations.
408028982	2 of 9	XXXX	XXXX	$XXXX	Credit	Assets	XXXXXX	Borrowers owed $XXXX at closing. The file does not contain any liquid assets verified. The initial application does indicate the borrowers have a bank account with XXXX; however, no statements were provided. Please provide two months bank statements.
408028982	3 of 9	XXXX	XXXX	$XXXX	Credit	Assets	XXXXXX	Retirement account with XXXX was provided for reserves. However; the file does not contain terms of withdrawal. Please provide.
408028982	4 of 9	XXXX	XXXX	$XXXX	Credit	LDP/EPL	XXXXXX	The file does not contain evidence the following Loan Participants were checked across OFAC, Freddie Exclusionary, LDP, and SAM lists: XXXX (credit bureau), XXXX (notary), and XXXX (appraisal company). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.
408028982	5 of 9	XXXX	XXXX	$XXXX	Credit	Miscellaneous	XXXXXX	The loan file contains explanation letter from the borrowers which are not dated. Please provide the signed and dated documents that were completed prior to consummation.
408028982	6 of 9	XXXX	XXXX	$XXXX	Credit	Tax Returns Obtained	XXXXXX	Personal tax returns for XXXX and XXXX were provided each indicating monies owed to the IRS. The file does not contain evidence funds owed were received by the IRS. Please provide.
408028982	7 of 9	XXXX	XXXX	$XXXX	Credit	Tax Transcripts Missing	XXXXXX	The loan file is missing XXXX and XXXX business tax transcripts for XXXX. Please provide.
408028982	8 of 9	XXXX	XXXX	$XXXX	Credit	VOR Required	XXXXXX	The borrowers have been renting since XXXX through closing. The file contains a VOR completed by the owner of the property. Per the investor's guidelines; either a VOR completed by the management company, cancelled checks, bank statements or electronic transfers are required for verification of rental history. Please provide.
408028982	9 of 9	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contains a Collateral Risk Review supporting the opinion of value in the origination appraisal report.
408028967	1 of 7	XXXX	XXXX	$XXXX	Compliance	TRID CD ' Incorrect Section	XXXXXX	The Notary Fee was included in Section H. Other of the CD issued on XX/XX/XXXX. The fee should have been entered under Section C. Services Borrower Did Shop For. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation, XX/XX/XXXX.
408028967	2 of 7	XXXX	XXXX	$XXXX	Compliance	TRID CD- 'Title' missing	XXXXXX	The Notary Fee on the CD issued on XX/XX/XXXX is not preceded by the word Title. Per TRID ((Comment 37(f)(2)-3)) services related to the issuance of title insurance policies must be described with the word Title at the beginning of the item. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation, XX/XX/XXXX.
408028967	3 of 7	XXXX	XXXX	$XXXX	Compliance	TRID CD- Total of Payments	XXXXXX	The loan failed the Total of Payments Threshold test. This loan failed the TRID total of payments test. (12 CFR §1026.18(d)(1)) The total of payments is $XXXX. The disclosed total of payments of $XXXX is not considered accurate because it is understated by more than $XXXX. Violation may be cured with a LOE, corrected PCCD, copy of the refund, and proof of delivery; the violation must be cured 60 days from the consummation date, XX/XX/XXXX.
408028967	4 of 7	XXXX	XXXX	$XXXX	Credit	LDP/EPL	XXXXXX	The file does not contain evidence any/all Loan Participants were checked across OFAC, Freddie Exclusionary, LDP, and SAM lists. Please provide searches for all Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.
408028967	5 of 7	XXXX	XXXX	$XXXX	Credit	Miscellaneous	XXXXXX	A 1008 signed by the underwriter is missing from the loan file. Please provide.
408028967	6 of 7	XXXX	XXXX	$XXXX	Credit	Tax Transcripts Missing	XXXXXX	The loan contains XXXX W-2 transcript; however, missing XXXX. Please provide.
408028967	7 of 7	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report.
408028946	1 of 4	XXXX	XXXX	$XXXX	Compliance	TRID - Initial CD Delivery Date (prior to consummation)	XXXXXX	This loan failed the initial CD delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
408028946	2 of 4	XXXX	XXXX	$XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXXXX	This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Because the loan failed the, initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: $XXXX.
408028946	3 of 4	XXXX	XXXX	$XXXX	Credit	The loan meets all applicable credit guidelines	XXXXXX	The loan meets all applicable credit guidelines.
408028946	4 of 4	XXXX	XXXX	$XXXX	Valuation	Value is supported within 10% of original appraisal amount	XXXXXX	CDA was ordered and returned a value of $XXXX supporting the OA value with X% variance.
408028955	1 of 3	XXXX	XXXX	$XXXX	Compliance	TRID CD- Closing Information/Closing Date	XXXXXX	The CD issued on XX/XX/XXXX does not reflect the correct Closing Date.
408028955	2 of 3	XXXX	XXXX	$XXXX	Credit	Title Commitment / Title Policy	XXXXXX	The title commitment item #6 reflects a recorded judgment under case no. XXXXXX with creditor of XXXX with a record date of XX/XX/XXXX against the co-borrower. The loan file contains a letter from XXXX on X/XX/XXXX with a judgment balance of $XXXX. Review of the closing instructions reflects instructions for a title supplement for item #6 to be removed with a copy of the judgment release. Documentation to evidence payoff and satisfaction of judgment not provided.
408028955	3 of 3	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflects a CU score of XX which supports the appraised value. Meets guidelines.
408028956	1 of 7	XXXX	XXXX	$XXXX	Compliance	TRID CD- Section B incorrect payee	XXXXXX	The loan contains a fee or fees where Administration Fee reflects Lender under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.
408028956	2 of 7	XXXX	XXXX	$XXXX	Credit	Income Docs	XXXXXX	The borrower's XXXX tax returns reflect gross commercial rent receipts of $XXXX per month. X current commercial leases in the loan file support gross commercial rents of $XXXX per month. Please provide all remaining current commercial leases to reconcile total commercial rents received.
408028956	3 of 7	XXXX	XXXX	$XXXX	Credit	Income Docs	XXXXXX	The Profit/Loss statement which corresponds with the XXXX Balance Sheet, dated XX/XX/XXXX, was missing from the loan file. Please provide.
408028956	4 of 7	XXXX	XXXX	$XXXX	Credit	Miscellaneous	XXXXXX	Subject loan closed in a Trust; one for the borrower and one for the co-borrower. The Trust for the co-borrower was provided; however, the Trust for the borrower is not reflected in the loan file. Please provide.
408028956	5 of 7	XXXX	XXXX	$XXXX	Credit	Miscellaneous	XXXXXX	The 1008 reflected loan purpose as Home Improvement; however, the purpose was refinance. Please provide corrected 1008.
408028956	6 of 7	XXXX	XXXX	$XXXX	Credit	VVOE required	XXXXXX	Third Party confirmation of self-employment for the primary borrower was provided; however, was dated after the Note date. Please provide Third Party confirmation of self-employment for XXXX and XXXX, dated within 30 calendar days prior to consummation.
408028956	7 of 7	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. CDA in file supports the appraised value.
408028976	1 of 8	XXXX	XXXX	$XXXX	Compliance	Federal Testing	XXXXXX	As a result of the documentation provided, this loan failed the TRID total of payments test. (12 CFR §1026.18(d)(1)). The total of payments is $XXXX. The disclosed total of payments of $XXXX is not considered accurate because it is understated by more than $XXXX.
408028976	2 of 8	XXXX	XXXX	$XXXX	Compliance	Final TIL APR Amt Financed	XXXXXX	As a result of the documentation provided, this loan failed the TILA finance charge test. (12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1)). The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX. The following fees were included in the TILA calculation: Administration $XXXX, Prepaid Interest $XXXX, Title - Courier $XXXX, e-Recording $XXXX, Settlement $XXXX and Wire Transfer $XXXX.
408028976	3 of 8	XXXX	XXXX	$XXXX	Compliance	TRID CD - Calculating Cash to Close LE column	XXXXXX	The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.
408028976	4 of 8	XXXX	XXXX	$XXXX	Credit	Appraisal Misc	XXXXXX	Per the guidelines for the appraisal review, for loan amounts less than or equal to $XX million, a full appraisal and a Clear Capital CDA analysis is required, or a 2nd full appraisal in addition to the 1st full appraisal is required. The loan file contained only 1 full appraisal and a desk review. Please provide either a 2nd full appraisal or a CDA.
408028976	5 of 8	XXXX	XXXX	$XXXX	Credit	LDP/EPL	XXXXXX	Please provide searches for the following Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists: (1) originating underwriter, XXXX (2) appraiser and appraisal company, XXXX/XXXX (3) lender, XXXX (4) credit reporting agency, XXXX (5) seller, XXXX (5) settlement agent and closer, XXXX/XXXX (6) buyer real estate broker and agent, XXXX/XXXX, and (7) seller real estate broker and agent, XXXX/XXXX.
408028976	6 of 8	XXXX	XXXX	$XXXX	Credit	Miscellaneous	XXXXXX	Please provide revised final signed loan transmittal summary/1008 to match the final loan application.
408028976	7 of 8	XXXX	XXXX	$XXXX	Credit	Tax Transcripts Missing	XXXXXX	The most recent 2 year's 1040 tax transcripts are required. The loan file contains the XXXX tax transcript; however, is missing the XXXX tax transcript. Please provide.
408028976	8 of 8	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines.
408028958	1 of 3	XXXX	XXXX	$XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXXXX	The loan is in compliance with all applicable laws and regulations.
408028958	2 of 3	XXXX	XXXX	$XXXX	Credit	The loan meets all applicable credit guidelines	XXXXXX	The loan meets all applicable credit guidelines.
408028958	3 of 3	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflects a CU score of X which does not support the appraised value.
408028949	1 of 3	XXXX	XXXX	$XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXXXX	The loan is in compliance with all applicable laws and regulations.
408028949	2 of 3	XXXX	XXXX	$XXXX	Credit	LDP/EPL	XXXXXX	The loan file contained an incomplete Fraud Tool. The loan participants search across all 4 exclusionary lists was not provided.
408028949	3 of 3	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of X which supports the appraised value. Meets guidelines.
408028947	1 of 4	XXXX	XXXX	$XXXX	Compliance	TRID CD - Settlement Agent License	XXXXXX	The license number is missing for the Settlement Agent company and Individual Contact on the last revised CD issued on XX/XX/XXXX.
408028947	2 of 4	XXXX	XXXX	$XXXX	Credit	LDP/EPL	XXXXXX	All parties were not checked to make sure that they were not on the Limited Denial of Participation List or the Excluded Parties List and/or FHLMC's Exclusionary List. The Drive Report in file does not contain the full check of all loan participants as required.
408028947	3 of 4	XXXX	XXXX	$XXXX	Credit	REO PITI	XXXXXX	The Borrowers own other real estate and the PITI for each additional mortgage is not confirmed/documented. The loan transmittal in file reflected a simultaneous closing with On Q Financial for the property located at XXXX. The final loan application reflected a monthly payment of $XXXX and a mortgage balance of $XXXX. The loan file did not contain any documentation to verify the monthly mortgage payment, monthly taxes and monthly hazard insurance as required.
408028947	4 of 4	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of X which supports the appraised value. Meets guidelines.
408028957	1 of 4	XXXX	XXXX	$XXXX	Compliance	RTC- new creditor (H8) version required	XXXXXX	The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with a new creditor; however, the version provided is for a refinance with the same creditor. Version H-9 was provided; Version H-8 was required. Rescission is required to be re-opened. Grade remains the same.
408028957	2 of 4	XXXX	XXXX	$XXXX	Compliance	TRID CD- Closing Information/Closing Date	XXXXXX	The CD issued on XX/XX/XXXX does not reflect the correct Closing Date.
408028957	3 of 4	XXXX	XXXX	$XXXX	Credit	LDP/EPL	XXXXXX	The loan file is missing a Fraud Tool.
408028957	4 of 4	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of X which supports the appraised value. Meets guidelines.
408028979	1 of 5	XXXX	XXXX	$XXXX	Compliance	TRID - Disclosures E-consent Missing	XXXXXX	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.
408028979	2 of 5	XXXX	XXXX	$XXXX	Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	XXXXXX	This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed and therefore not received by the consumer 4 business days prior to consummation. If disclosure was delivered electronically, please provide evidence of receipt as well as the consumer's E-consent.
408028979	3 of 5	XXXX	XXXX	$XXXX	Compliance	TRID- Lender Credits that Cannot Decrease	XXXXXX	The loan failed the Lender Credits that Cannot Decrease Test. The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXXX). Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of $XXXX.
408028979	4 of 5	XXXX	XXXX	$XXXX	Credit	The loan meets all applicable credit guidelines	XXXXXX	The loan meets all applicable credit guidelines.
408028979	5 of 5	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of X, which supports the appraised value. Meets guidelines.
408028965	1 of 3	XXXX	XXXX	$XXXX	Compliance	TRID CD- Section B incorrect payee	XXXXXX	The loan contains fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX; however, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.
408028965	2 of 3	XXXX	XXXX	$XXXX	Credit	The loan meets all applicable credit guidelines	XXXXXX	The loan meets all applicable credit guidelines.
408028965	3 of 3	XXXX	XXXX	$XXXX	Valuation	Value is supported within 10% of original appraisal amount	XXXXXX	CDA was ordered and returned a value of $XXXX supporting the OA value with X% variance.
408028961	1 of 3	XXXX	XXXX	$XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXXXX	The loan is in compliance with all applicable laws and regulations.
408028961	2 of 3	XXXX	XXXX	$XXXX	Credit	The loan meets all applicable credit guidelines	XXXXXX	The loan meets all applicable credit guidelines.
408028961	3 of 3	XXXX	XXXX	$XXXX	Valuation	Value is supported within 10% of original appraisal amount	XXXXXX	CDA was ordered and returned a value of $XXXX supporting the OA value with X% variance.
408028977	1 of 3	XXXX	XXXX	$XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXXXX	The loan is in compliance with all applicable laws and regulations.
408028977	2 of 3	XXXX	XXXX	$XXXX	Credit	The loan meets all applicable credit guidelines	XXXXXX	The loan meets all applicable credit guidelines.
408028977	3 of 3	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of X, which supports the appraised value. Meets guidelines.
408028962	1 of 3	XXXX	XXXX	$XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXXXX	The loan is in compliance with all applicable laws and regulations.
408028962	2 of 3	XXXX	XXXX	$XXXX	Credit	The loan meets all applicable credit guidelines	XXXXXX	The loan meets all applicable credit guidelines.
408028962	3 of 3	XXXX	XXXX	$XXXX	Valuation	Value is supported within 10% of original appraisal amount	XXXXXX	CDA was ordered and returned a value of $XXXX supporting the OA value with X% variance.
408028968	1 of 3	XXXX	XXXX	$XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXXXX	The loan is in compliance with all applicable laws and regulations.
408028968	2 of 3	XXXX	XXXX	$XXXX	Credit	LDP/EPL	XXXXXX	Third Party Fraud Tool was missing from the loan file. An incomplete loan participants search was provided.
408028968	3 of 3	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The CU score was X.
408028954	1 of 3	XXXX	XXXX	$XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXXXX	The loan is in compliance with all applicable laws and regulations.
408028954	2 of 3	XXXX	XXXX	$XXXX	Credit	LDP/EPL	XXXXXX	A CoreLogic/LoanSafe report is missing from the loan file.
408028954	3 of 3	XXXX	XXXX	$XXXX	Valuation	Value is supported within 10% of original appraisal amount	XXXXXX	CDA was ordered and returned a value of $XXXX supporting the OA value with X% variance.
408028978	1 of 3	XXXX	XXXX	$XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXXXX	The loan is in compliance with all applicable laws and regulations.
408028978	2 of 3	XXXX	XXXX	$XXXX	Credit	The loan meets all applicable credit guidelines	XXXXXX	The loan meets all applicable credit guidelines.
408028978	3 of 3	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score is X, which supports the appraised value. Meets guidelines.
408028959	1 of 3	XXXX	XXXX	$XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXXXX	The loan is in compliance with all applicable laws and regulations.
408028959	2 of 3	XXXX	XXXX	$XXXX	Credit	The loan meets all applicable credit guidelines	XXXXXX	The loan meets all applicable credit guidelines.
408028959	3 of 3	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of X, which supports the appraised value. Meets guidelines.
408028981	1 of 3	XXXX	XXXX	$XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXXXX	The loan is in compliance with all applicable laws and regulations.
408028981	2 of 3	XXXX	XXXX	$XXXX	Credit	LDP/EPL	XXXXXX	Then loan file contained an incomplete Fraud Tool. The loan participants search across all 4 lists was not provided.
408028981	3 of 3	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The CU Score was X. Meets guidelines.
408028950	1 of 3	XXXX	XXXX	$XXXX	Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount	XXXXXX	The file contains a ALTA statement dated XX/XX/XXXX. The statement does not match the revised CD issued on XX/XX/XXXX, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer received $XXXX at consummation; however, per the ALTA statement, the consumer received $XXXX. The fees appear to be in the following sections: E and payoffs. The fees are not subject to tolerance.
408028950	2 of 3	XXXX	XXXX	$XXXX	Credit	The loan meets all applicable credit guidelines	XXXXXX	The loan meets all applicable credit guidelines.
408028950	3 of 3	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. the FNMA UCDP reflected a CU score of X, which supports the appraised value. Meets guidelines.
408028970	1 of 3	XXXX	XXXX	$XXXX	Compliance	TRID CD- Section B incorrect payee	XXXXXX	The loan contains fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised PCCD issued on XX/XX/XXXX; however, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.
408028970	2 of 3	XXXX	XXXX	$XXXX	Credit	Gift Letter / Funds	XXXXXX	A required gift letter was missing from the file. The file contains a gift letter that has been signed in blank. The letter is missing all details of the gift.
408028970	3 of 3	XXXX	XXXX	$XXXX	Valuation	Value is supported within 10% of original appraisal amount	XXXXXX	CDA was ordered and returned a value of $XXXX supporting the OA value with X% variance.
408028960	1 of 3	XXXX	XXXX	$XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXXXX	The loan is in compliance with all applicable laws and regulations.
408028960	2 of 3	XXXX	XXXX	$XXXX	Credit	LDP/EPL	XXXXXX	Third Party Fraud Tool is missing from the loan file.
408028960	3 of 3	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The CU score was X A CDA was obtained, which returned a value that matched the origination appraisal.
408028971	1 of 4	XXXX	XXXX	$XXXX	Compliance	Missing Mortgage	XXXXXX	The loan file is missing pages 13 through 15 of the mortgage/deed.
408028971	2 of 4	XXXX	XXXX	$XXXX	Compliance	TRID - Revised CD - No Waiting Period	XXXXXX	This loan failed the revised Closing Disclosure delivery date test (no waiting period required). Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer prior to consummation. Per regulation, it is the creditor's responsibility to provide disclosures prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.
408028971	3 of 4	XXXX	XXXX	$XXXX	Credit	LDP/EPL	XXXXXX	The loan file is missing a fraud report from CoreLogic/LoanSafe with searches for all Loan Participants.
408028971	4 of 4	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflects a CU score of X which does not support the appraised value.
408028948	1 of 3	XXXX	XXXX	$XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXXXX	The loan is in compliance with all applicable laws and regulations.
408028948	2 of 3	XXXX	XXXX	$XXXX	Credit	The loan meets all applicable credit guidelines	XXXXXX	The loan meets all applicable credit guidelines.
408028948	3 of 3	XXXX	XXXX	$XXXX	Valuation	Value is supported within 10% of original appraisal amount	XXXXXX	CDA was ordered and returned a value of $XXXX supporting the OA value with X% variance.
408028974	1 of 4	XXXX	XXXX	$XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXXXX	The loan is in compliance with all applicable laws and regulations.
408028974	2 of 4	XXXX	XXXX	$XXXX	Credit	LDP/EPL	XXXXXX	A CoreLogic/LoanSafe report is missing from the loan file.
408028974	3 of 4	XXXX	XXXX	$XXXX	Credit	Subordination Agreement	XXXXXX	All existing subordinate financing must be resubordinated. A home equity line of credit paid off with XXXX and the payoff and closure letter is not signed by the borrower as required.
408028974	4 of 4	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflects a CU score of X which supports the appraised value. Meets guidelines.
408028969	1 of 3	XXXX	XXXX	$XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXXXX	The loan is in compliance with all applicable laws and regulations.
408028969	2 of 3	XXXX	XXXX	$XXXX	Credit	The loan meets all applicable credit guidelines	XXXXXX	The loan meets all applicable credit guidelines.
408028969	3 of 3	XXXX	XXXX	$XXXX	Valuation	Value is supported within 10% of original appraisal amount	XXXXXX	CDA was ordered and returned a value of $XXXX supporting the OA value with X% variance.
408028975	1 of 3	XXXX	XXXX	$XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXXXX	The loan is in compliance with all applicable laws and regulations.
408028975	2 of 3	XXXX	XXXX	$XXXX	Credit	The loan meets all applicable credit guidelines	XXXXXX	The loan meets all applicable credit guidelines.
408028975	3 of 3	XXXX	XXXX	$XXXX	Valuation	Value is supported within 10% of original appraisal amount	XXXXXX	CDA was ordered and returned a value of $XXXX supporting the OA value with x% variance.
408028963	1 of 4	XXXX	XXXX	$XXXX	Compliance	Tool Kit- missing	XXXXXX	The Tool Kit is missing.
408028963	2 of 4	XXXX	XXXX	$XXXX	Compliance	TRID - SPL - Missing	XXXXXX	The file is missing a written list of Service Providers.
408028963	3 of 4	XXXX	XXXX	$XXXX	Credit	The loan meets all applicable credit guidelines	XXXXXX	The loan meets all applicable credit guidelines.
408028963	4 of 4	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The CU score was X. A CDA was obtained which returned a value that matched the origination appraisal. Meets guidelines.
408028966	1 of 3	XXXX	XXXX	$XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXXXX	The loan is in compliance with all applicable laws and regulations.
408028966	2 of 3	XXXX	XXXX	$XXXX	Credit	LDP/EPL	XXXXXX	All parties were not checked to make sure that they were not on the Limited Denial of Participation List or the Excluded Parties List. The loan file is missing a CoreLogic/Loan Safe report.
408028966	3 of 3	XXXX	XXXX	$XXXX	Valuation	Value is supported within 10% of original appraisal amount	XXXXXX	CDA was ordered and returned a value of $XXXX supporting the OA value with X% variance.
408028984	1 of 4	XXXX	XXXX	$XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXXXX	The loan is in compliance with all applicable laws and regulations.
408028984	2 of 4	XXXX	XXXX	$XXXX	Credit	Income Docs	XXXXXX	The income is not documented properly according to guides. The borrower was qualified with trust income of $XXXX per month using the XXXX K-1 Form 1041 from the XXXX Trust income of $XXXX interest income, $XXXX ordinary dividends, and $XXXX qualified dividends. Trust income requires documentation includes the trust agreement or trustee statement, amount of the trust, frequency of distribution, and duration of payments, and that such income must continue for at least 3 years. None of the required trust documentation provided in the loan file for the XXXX Trust. The loan file contains other trust income with a trustee statement and email stating a quarterly distribution of $XXXX for life; however, did not contain the amount of the trust or the name of the trust. An additional trustee statement provided in the loan file for the XXXX Trust Under XXXX account #XXXX stating monthly distribution of $XXXX along with the corresponding asset statement; however, duration of trust income not provided. The loan file also contains an additional XXXX K-1 Form 1041 for XXXX #XXXX Trust documentation not provided as required.
408028984	3 of 4	XXXX	XXXX	$XXXX	Credit	LDP/EPL	XXXXXX	All parties were not checked to make sure that they were not on the Limited Denial of Participation List or the Excluded Parties List and/or FHLMC's Exclusionary List. The loan file did not contain the full required Fraud Tool as only the searches of all loan participants were provided on 2 pages.
408028984	4 of 4	XXXX	XXXX	$XXXX	Valuation	Value is supported within 10% of original appraisal amount	XXXXXX	CDA was ordered and returned a value of $XXXX supporting the OA value with X% variance.
408028972	1 of 3	XXXX	XXXX	$XXXX	Compliance	TRID CD - Settlement Agent License	XXXXXX	The license number is missing for the Settlement Agent Company Contact on the last PCCD issued on XX/XX/XXXX/
408028972	2 of 3	XXXX	XXXX	$XXXX	Credit	The loan meets all applicable credit guidelines	XXXXXX	The loan meets all applicable credit guidelines.
408028972	3 of 3	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of X which supports the appraised value. Meets guidelines.
408028951	1 of 4	XXXX	XXXX	$XXXX	Compliance	TRID CD- Closing Information/Closing Date	XXXXXX	The CD issued on XX/XX/XXXX, does not reflect the correct Closing Date.
408028951	2 of 4	XXXX	XXXX	$XXXX	Credit	Income Docs	XXXXXX	During the loan process the co-borrower switched employment from XXXX to XXXX. The churches are not the same, as they have different names, addresses, and phone numbers. The 1003 reflected the old employment with XXXX and the paystubs and W2's were from XXXX. The loan file contained an email response to the Originator from the co-borrower's colleague at XXXX confirming employment. DU required a recent YTD paystub from the new employer or a Written Verification of Employment. The 1003 must also be updated to reflect current employment.
408028951	3 of 4	XXXX	XXXX	$XXXX	Credit	LDP/EPL	XXXXXX	Third Party Fraud Tool was missing from the loan file.
408028951	4 of 4	XXXX	XXXX	$XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of X, which does not support the appraised value.

Loan Number	Rebuttal	DR Response	Investor Response	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade
408028952				1	1	4	1
408028952	Rebuttal 1 (XX/XX/XXXX 4:31PM) Uploaded P&L and balance sheets	Response 1 (XX/XX/XXXX 7:30AM) Documentation received is sufficient. (Resolved)		2	1	4	1
408028952	Rebuttal 1 (XX/XX/XXXX 4:30PM) Pending Rebuttal 2 (XX/XX/XXXX 5:57PM) Uploaded AMH Drive report and Sam, LDP and FHLMC exclusionary list search for borrower's businesses Rebuttal 3 (XX/XX/XXXX 2:05PM) Uploaded OFAC searches	Response 1 (XX/XX/XXXX 7:56AM) OFAC searches are missing for all self-employment businesses other than XXXX. Please provide. (Upheld) Response 2 (XX/XX/XXXX 3:16PM) Documentation received is sufficient. (Resolved)		2	1	4	1
408028952	Rebuttal 1 (XX/XX/XXXX 4:31PM) pending. Rebuttal 2 (XX/XX/XXXX 5:57PM) Uploaded additional docs for Exclusionary list search Rebuttal 3 (XX/XX/XXXX 2:05PM) pending Rebuttal 4 (XX/XX/XXXX 8:52PM) pending Rebuttal 5 (XX/XX/XXXXX 6:54PM) Pending Rebuttal 6 (XX/XX/XXXXX 3:01PM) Attached signed dated business tax returns.	Response 1 (XX/XX/XXXX 7:59AM) Documentation provided does not address referenced defect. (Upheld) Response 2 (XX/XX/XXXX 8:10AM) Documentation received is sufficient. (Resolved)		2	1	4	1
408028952	Rebuttal 1 (XX/XX/XXXX 4:30PM) Uploaded tax transcripts Rebuttal 2 (XX/XX/XXXX 5:57PM) Pending Rebuttal 3 (XX/XX/XXXX 2:05PM) Pending Rebuttal 4 (XX/XX/XXXX 8:51PM) Uploaded XXXX & XXXX Transcripts for XXXX. Rebuttal 5 (XX/XX/XXXXX 6:54PM) Uploaded XXXX & XXXX 1120S Transcripts for XXXX Rebuttal 6 (XX/XX/XXXXX 3:00PM) attached tax transcripts exception request for business XXXX due to several transcripts requests attempts not successful/rejected. Rebuttal 7 (XX/XX/XXXX 8:35AM) Underwriting exception uploaded.	Response 1 (XX/XX/XXXX 7:26AM) Please provide XXXX and XXX Tax Transcripts for XXXX, XXXX, and XXXX. (Upheld) Response 2 (XX/XX/XXXXX 8:04AM) Please provide XXXX and XXXX Tax Transcripts for XXXX and XXXX. (Upheld) Response 3 (XX/XX/XXXXX 8:21AM) Please provide XXXX and XXX Tax Transcripts for XXX. (Upheld) Response 4 (XX/XX/XXXX 8:11AM) Investor exception required. (Upheld) Response 5 (XX/XX/XXXX 8:36AM) Documentation received is sufficient. (Resolved)		4	1	4	1
408028952				1	1	4	1
408028945				1	1	2	1
408028945	Rebuttal 1 (XX/XX/XXXX 1:18PM) Uploaded AMH Drive Report	Response 1 (XX/XX/XXXX 3:16PM) Documentation received is sufficient. (Resolved)		2	1	2	1
408028945	Rebuttal 1 (XX/XX/XXXX 1:19PM) Pending Rebuttal 2 (XX/XX/XXXXX 3:30PM) Attached.	Response 1 (XX/XX/XXXX 11:26AM) Documentation received is sufficient. (Resolved)		2	1	2	1
408028945				1	1	2	1
408028982				1	1	3	1
408028982	Rebuttal 1 (XX/XX/XXXX 2:42PM) Pending Rebuttal 2 (XX/XX/XXXXX 4:40PM) Pending Rebuttal 3 (XX/XX/XXXX 1:44PM) Uploaded Bank XXXX stmts	Response 1 (XX/XX/XXXX 2:52PM) 2 months of statements provided. $XXX balance on XX/XX/XXXX day of closing. (Resolved)		3	1	3	1
408028982	Rebuttal 1 (XX/XX/XXXX 2:41PM) Please clear condition, we don't need terms of withdrawal for IRA	Response 1 (XX/XX/XXXX 6:54AM) Explanation received is sufficient. (Resolved)		2	1	3	1
408028982	Rebuttal 1 (XX/XX/XXXX 2:41PM) Uploaded AMH Drive Report	Response 1 (XX/XX/XXXX 6:59AM) Documentation received is sufficient. (Resolved)		2	1	3	1
408028982	Rebuttal 1 (XX/XX/XXXX 2:41PM) Pending Rebuttal 2 (XX/XX/XXXXX 4:39PM) Pending Rebuttal 3 (XX/XX/XXXX 1:43PM) Uploaded s&d LOEs	Response 1 (XX/XX/XXXX 2:30PM) Documentation received is sufficient. (Resolved)		2	1	3	1
408028982	Rebuttal 1 (XX/XX/XXXX 2:42PM) Pending Rebuttal 2 (XX/XX/XXXXX 4:39PM) Pending Rebuttal 3 (XX/XX/XXXX 1:44PM) Pending Rebuttal 4 (XX/XX/XXXX 4:55PM) Uploaded Record of Account Transcripts	Response 1 (XX/XX/XXXX 5:47PM) Documentation received is sufficient. (Resolved)		2	1	3	1
408028982	Rebuttal 1 (XX/XX/XXXX 2:41PM) Pending Rebuttal 2 (XX/XX/XXXXX 4:39PM) Uploaded XXXX & XXXX Business Transcripts	Response 1 (XX/XX/XXXX 9:18AM) Documentation received is sufficient. (Resolved)		4	1	3	1
408028982	Rebuttal 1 (XX/XX/XXXX 2:41PM) pending Rebuttal 2 (XX/XX/XXXXX 4:39PM) Pending Rebuttal 3 (XX/XX/XXXX 1:43PM) Uploaded rent checks	Response 1 (XX/XX/XXXX 2:46PM) Documentation received is sufficient. (Resolved)		2	1	3	1
408028982				1	1	3	1
408028967	Rebuttal 1 (XX/XX/XXXX 12:59PM) see uploaded docs	Response 1 (XX/XX/XXXX 7:56AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
408028967	Rebuttal 1 (XX/XX/XXXX 1:00PM) see uploaded documents	Response 1 (XX/XX/XXXX 7:57AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	3	1
408028967	Rebuttal 1 (XX/XX/XXXX 1:00PM) Uploaded PCCD, letter to borrower, refund check and proof of delivery	Response 1 (XX/XX/XXXX 7:58AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
408028967	Rebuttal 1 (XX/XX/XXXX 2:37PM) Uploaded AMH Drive Report and Exclusionary Search Results Rebuttal 2 (XX/XX/XXXX 1:12PM) Uploaded updated AMH Drive Report	Response 1 (XX/XX/XXXX 9:10AM) Please provide OFAC, Freddie Exclusionary, and LDP searches for Buyer's Real Estate Company XXXX, Buyer's Agent XXX, Seller's Real Estate Company XXXX, Seller's Agent XXXX, and Seller XXXX. Please provide searches across all lists for Seller XXXX (Upheld) Response 2 (XX/XX/XXXX 10:53AM) Documentation received is sufficient. (Resolved)		2	1	3	1
408028967	Rebuttal 1 (XX/XX/XXXX 2:37PM) Uploaded signed 1008	Response 1 (XX/XX/XXXX 8:47AM) Documentation received is sufficient. (Resolved)		3	1	3	1
408028967	Rebuttal 1 (XX/XX/XXXX 2:38PM) Uploaded XXXX W-2 Transcript	Response 1 (XX/XX/XXXX 8:43AM) Documentation received is sufficient. (Resolved)		4	1	3	1
408028967				1	1	3	1
408028946	Rebuttal 1 (XX/XX/XXXX 10:59AM) XX/XX/XXXX: See attached consent	Response 1 (XX/XX/XXXX 2:06PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
408028946	Rebuttal 1 (XX/XX/XXXX 10:59AM) XX/XX/XXXX: See attached consent	Response 1 (XX/XX/XXXX 2:08PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
408028946				1	1	3	1
408028946				1	1	3	1
408028955	Rebuttal 1 (XX/XX/XXXX 11:46AM) XX/XX/XXXXX: See attached PCCD Rebuttal 2 (XX/XX/XXXX 1:52PM) XX/XX/XXXXX: Please waive per SFIG guidance.	Response 1 (XX/XX/XXXX 11:54AM) The provided documentation is insufficient to cure the finding. Per Notary signature date reflected on Deed of Trust, closing date is XX/XX/XXXX. The CD issued on XX/XX/XXXXX does not reflect the correct Closing Date. (Upheld) Response 2 (XX/XX/XXXXX 4:12PM) Per Notary signature date reflected on Deed of Trust, closing date is XX/XX/XXXX. The CD issued on XX/XX/XXXXX does not reflect the correct Closing Date. Resolved, grade remains the same.		2	2	2	2
408028955	Rebuttal 1 (XX/XX/XXXX 12:11PM) PCCD received reflecting payoff of XXXX judgment and final title reflecting judgment removed.	Response 1 (XX/XX/XXXX 8:04PM) Documentation received is sufficient. (Resolved)		2	1	2	2
408028955				1	1	2	2
408028956	Rebuttal 1 (XX/XX/XXXX 2:13PM) Please provide additional clarification re the pending condition... Admin fee indicated on Final CD is ultimately going to XXXX... whether this fee should have been included is another issue... please clarify.	Response 1 (XX/XX/XXXX 12:40PM) The information provided is not sufficient to cure the finding. Section B is for required services performed by a third party. If the Admin Fee is a lender fee, it should be disclosed in Section A. The defect can be cured by moving the fee to Section A on a PCCD no later than 60 days after consummation. LOE and proof of delivery is required (mailing label). (Upheld) Response 2 (XX/XX/XXXX 10:33AM) No rebuttal response required. Non-material finding.		3	2	3	2
408028956	Rebuttal 1 (XX/XX/XXXX 1:48PM) Pending Rebuttal 2 (XX/XX/XXXX 10:09AM) Uploaded lease documentation. Rebuttal 3 (XX/XX/XXXX 8:04PM) Uploaded Master Lease Agreement Rebuttal 4 (XX/XX/XXXX 5:22PM) Uploaded clients LOE and rental income worksheet	Response 1 (XX/XX/XXXX 10:17AM)
Unable to reconcile rental income reflected on Schedule E with lease documentation provided. Please provide additional lease documentation to correspond with rental income reported on Schedule E. (Upheld)

Response 2 (XX/XX/XXXX 4:15PM)
Please provided lease agreements that reasonably support gross rent receipts on Schedule E. There is a large variance between the sum total of gross rents reflected on the leases provided and the gross rents reflected on Schedule E. (Upheld)

Response 3 (XX/XX/XXXX 5:12PM)
Recalculated income using most recent lower rent figures and co-borrower's worst case declining bonus annualized. DTI XXXX (Resolved)

				2	1	3	2
408028956	Rebuttal 1 (XX/XX/XXXX 1:48PM) Pending Rebuttal 2 (XX/XX/XXXX 9:51AM) P/L uploaded. Rebuttal 3 (XX/XX/XXXX 8:03PM) Uploaded financials Rebuttal 4 (XX/XX/XXXX 5:21PM) Uploaded P&L	Response 1 (XX/XX/XXXX 9:57AM) P/L provided was included in the loan file and is not the P/L that corresponds to the XXX Balance Sheet dated XX/XX/XXXX. The P/L reflects YTD net income of $XXXX through XX/XX/XXXX and does not reflect a business name. The Balance Sheet reflects the business name XXXX and income for the year of $XXXX. Please provide the P/L reflecting the business name XXXX and YTD net income of $XXXX. (Upheld) Response 2 (XX/XX/XXXX 4:07PM) Documentation received is sufficient. (Resolved)		2	1	3	2
408028956	Rebuttal 1 (XX/XX/XXXX 1:47PM) Uploaded Trust Docs	Response 1 (XX/XX/XXXX 2:04PM) Documentation received is sufficient. (Resolved)		2	1	3	2
408028956	Rebuttal 1 (XX/XX/XXXX 1:48PM) Uploaded signed 1008 Rebuttal 2 (XX/XX/XXXX 9:34AM) Uploaded corrected 1008.	Response 1 (XX/XX/XXXX 2:08PM) Please provide 1008 with Limited Cash-Out Refinance loan purpose. Response 2 (XX/XX/XXXX 9:35AM) Documentation received is sufficient. (Resolved)		3	1	3	2
408028956	Rebuttal 1 (XX/XX/XXXX 1:49PM) Pending Rebuttal 2 (XX/XX/XXXX 5:22PM) Pending Rebuttal 3 (XX/XX/XXXX 4:08PM) Uploaded VVOE and 3rd party validation	Response 1 (XX/XX/XXXX 4:13PM) Documentation received is sufficient. (Resolved)		2	1	3	2
408028956				1	1	3	2
408028976	Rebuttal 1 (XX/XX/XXXX 3:21PM) PCCD Provided	Response 1 (XX/XX/XXXX 3:23PM) The document provided is sufficient to clear the finding. (Resolved)		3	1	4	1
408028976	Rebuttal 1 (XX/XX/XXXX 3:19PM) PCCD Provided	Response 1 (XX/XX/XXXX 3:20PM) The document provided is sufficient to clear the finding. (Resolved)		3	1	4	1
408028976	Rebuttal 1 (XX/XX/XXXX 8:39PM) Uploaded Final CD and LE dated XX/XX/XXXX Rebuttal 2 (XX/XX/XXXX 3:22PM) Uploaded PCCD, proof of delivery and letter to borrower	Response 1 (XX/XX/XXXX 10:59AM) The documentation provided is not sufficient to cure the violation. Per regulation, the Cash to Close on the CCTC table of the CD must match the Estimated Cash to Close of the most recent LE (XX/XX/XXXX). However, the LE provided during rebuttals was the initial LE (XX/XX/XXXX). (Upheld) Response 2 (XX/XX/XXXX 9:27AM) The documentation/information provided is sufficient to cure the finding. (Resolved)		2	1	4	1
408028976	Rebuttal 1 (XX/XX/XXXX 6:26PM) Uploaded CDA Analysis Report	Response 1 (XX/XX/XXXX 8:13AM) Documentation received is sufficient. (Resolved)		2	1	4	1
408028976	Rebuttal 1 (XX/XX/XXXX 6:25PM) Uploaded Fraud Report Rebuttal 2 (XX/XX/XXXX 10:13AM) Uploaded Fraud Report	Response 1 (XX/XX/XXXX 8:15AM) The file received has corrupt data. Please upload again. (Upheld) Response 2 (XX/XX/XXXX 2:50PM) Documentation received is sufficient. (Resolved)		2	1	4	1
408028976	Rebuttal 1 (XX/XX/XXXX 6:26PM) Pending Rebuttal 2 (XX/XX/XXXX 8:03AM) 1008 uploaded.	Response 1 (XX/XX/XXXX 8:03AM) Documentation received is sufficient. (Resolved)		2	1	4	1
408028976	Rebuttal 1 (XX/XX/XXXX 6:25PM) Uploaded XXXX & XXXX 1040 tax transcripts and evidence that taxes owed was paid Rebuttal 2 (XX/XX/XXXX 10:13AM) Uploaded XXXX & XXX 1040 tax transcripts and evidence that taxes owed was paid	Response 1 (XX/XX/XXXX 8:09AM) XXXX reflects no record of return filed. Please provide XXXX IRS Tax Transcript. (Upheld) Response 2 (XX/XX/XXXX 2:46PM) Upon further review, XXX full transcript and XXX transcript reflecting no record of filing is sufficient. (Resolved)		4	1	4	1
408028976				1	1	4	1
408028958				1	1	1	1
408028958				1	1	1	1
408028958		Response 1 (XX/XX/XXXX 5:24PM) CDA was ordered and returned a value of $XXXX supporting the OA value with X% variance.		1	1	1	1
408028949				1	1	4	1
408028949	Rebuttal 1 (XX/XX/XXXX 5:12PM) Fraud Report with list of participant search results uploaded to portal.	Response 1 (XX/XX/XXXX 7:04AM) Documentation received is sufficient. (Resolved)		4	1	4	1
408028949				1	1	4	1
408028947	Rebuttal 1 (XX/XX/XXXX 5:41PM) XX/XX/XXXX: See attached PCCD	Response 1 (XX/XX/XXXX 11:35AM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	4	1
408028947	Rebuttal 1 (XX/XX/XXXX 4:45PM) Fraud Report uploaded to portal	Response 1 (XX/XX/XXXX 10:11AM) Documentation received is sufficient. (Resolved)		4	1	4	1
408028947	Rebuttal 1 (XX/XX/XXXX 12:40PM) Documents to confirm PITIA for XXXX received. Uploaded to portal.	Response 1 (XX/XX/XXXX 12:52PM) Documentation received is sufficient. (Resolved)		2	1	4	1
408028947				1	1	4	1
408028957	Rebuttal 1 (XX/XX/XXXX 10:34AM)
Regulation Z designates the H9 rescission form as the form designed for same lender refinance transactions; for this loan the lender is using the H8 form. Regulation Z has language allowing the use of a substantially similar notice. XXXX view has been that an H8 protects the lender and assignee to at least the same extent as an H9. , but XXXX recognized that one could think that the mere existence of the H9 takes away the substantially similar notice argument. The majority of U.S. Circuit Courts that have opined on the issue have upheld the use of an H8 in a same-lender refinance; however, as a conservative measure, these conditions will be graded a 3D for loans in which the subject property is found in particular jurisdiction where the circuit court has not opined. The subject property is not found to be in the particular jurisdiction and as such, AH requests a waiver of the level 2 finding. Compensating Factors: XXX% LTV, Cbwr X yrs current employment

		Response 1 (XX/XX/XXXX 4:27PM) The provided explanation is insufficient to cure the finding. The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with a new creditor; however, the version provided is for a refinance with the same creditor. Version H-9 was provided; Version H-8 was required. Rescission is required to be re-opened. (Upheld) Response 2 (XX/XX/XXXX 5:00PM) Non-material finding. Grade remains the same.		2	2	2	2
408028957	Rebuttal 1 (XX/XX/XXXX 10:34AM) Please waive the non-material condition regarding the Closing Date as indicated on the Closing Disclosure. Meets SFIG Guidance	Response 1 (XX/XX/XXXX 4:19PM) The provided explanation is insufficient to cure the finding. Per Notary date on Deed of Trust, closing date is 03/24/2019. The CD issued on 04/01/2019 does not reflect the correct Closing Date. (Upheld) Response 2 (XX/XX/XXXXX 5:01PM) Non-material finding. Grade remains the same.		2	2	2	2
408028957	Rebuttal 1 (XX/XX/XXXX 4:42PM) XX/XX/XXXXX: Please review the uploaded "3rd Party Fraud Report," for the subject loan.	Response 1 (XX/XX/XXXX 4:54PM) Documentation received is sufficient. (Resolved)		2	1	2	2
408028957				1	1	2	2
408028979	Rebuttal 1 (XX/XX/XXXX 11:19AM) XX/XX/XXXX: See attached e-consent and LE Rebuttal 2 (XX/XX/XXXX 2:20PM) XX/XX/XXXXX: See uploaded E-consent and LE	Response 1 (XX/XX/XXXX 11:36AM) No additional documentation received (Upheld) Response 2 (XX/XX/XXXX 1:41PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
408028979	Rebuttal 1 (XX/XX/XXXX 2:21PM) XX/XX/XXXXX: See uploaded E-consent and LE	Response 1 (XX/XX/XXXX 1:42PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
408028979	Rebuttal 1 (XX/XX/XXXX 2:22PM) XX/XX/XXXXX: See uploaded E-consent and LE	Response 1 (XX/XX/XXXX 1:43PM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
408028979				1	1	3	1
408028979				1	1	3	1
408028965	Rebuttal 1 (XX/XX/XXXX 12:12PM) XX/XX/XXXXX: see attached PCCD Rebuttal 2 (XX/XX/XXXXX 10:38AM) XX/XX/XXXXX: See attached PCCD Rebuttal 3 (XX/XX/XXXXX 10:56AM) Updated PCCD Rebuttal 4 (XX/XX/XXXXX 10:57AM) Updated PCCD	Response 1 (XX/XX/XXXX 12:41PM) The provided documentation is insufficient to cure the finding. Flood Certification Fee and Tax Service fee should not be retained by the lender and should reflect the payee providing the service. (Upheld) Response 2 (XX/XX/XXXXX 10:59AM) The document provided is sufficient to clear the exceptions, outside 60 days from consummation. (Resolved)		3	2	3	2
408028965				1	1	3	2
408028965				1	1	3	2
408028961				1	1	1	1
408028961				1	1	1	1
408028961				1	1	1	1
408028977				1	1	1	1
408028977				1	1	1	1
408028977				1	1	1	1
408028962				1	1	1	1
408028962				1	1	1	1
408028962				1	1	1	1
408028968				1	1	4	1
408028968	Rebuttal 1 (XX/XX/XXXX 5:41PM) XX/XX/XXXXX: Please review the uploaded "3rd Party Fraud Report," for the subject loan.	Response 1 (XX/XX/XXXX 8:33AM) Documentation received is sufficient. (Resolved)		4	1	4	1
408028968				1	1	4	1
408028954				1	1	2	1
408028954	Rebuttal 1 (XX/XX/XXXX 3:29PM) XX/XX/XXXXX: Please review the uploaded "3rd Party Fraud Report," for the subject loan. The attached loan participant analysis shows that none of the parties to the subject transaction appeared on the OFAC, HUD/LDP or GSA Excluded Parties list prior to loan closing. The employer profile report has also been included. The complete Drive Score Analysis has been included to ensure that all of the required searches were cleared on all of the parties to the subject loan.	Response 1 (XX/XX/XXXX 4:34PM) Documentation received is sufficient. (Resolved)		2	1	2	1
408028954				1	1	2	1
408028978				1	1	1	1
408028978				1	1	1	1
408028978				1	1	1	1
408028959				1	1	1	1
408028959				1	1	1	1
408028959				1	1	1	1
408028981				1	1	4	1
408028981	Rebuttal 1 (XX/XX/XXXX 12:01PM) XX/XX/XXXXX: Please review the uploaded "3rd Party Fraud Report," for the subject loan. The complete fraud report on the subject loan has been provided. The tax liens have all been released and the USPS property search for the subject property has also been provided.	Response 1 (XX/XX/XXXX 12:07PM) Documentation received is sufficient. (Resolved)		4	1	4	1
408028981				1	1	4	1
408028950	Rebuttal 1 (XX/XX/XXXX 5:48PM) XX/XX/XXXXX: See attached PCCD	Response 1 (XX/XX/XXXX 9:01AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
408028950				1	1	3	1
408028950				1	1	3	1
408028970	Rebuttal 1 (XX/XX/XXXX 9:32AM) XX/XX/XXXXX: Please review the uploaded "PCCD," for the subject loan, showing the corrections made to the Flood Certification and Tax Service Fees under Section B "Services Borrower Did Not Shop For." The above mentioned fees now show the company ultimately receiving the payment for the service.	Response 1 (XX/XX/XXXX 8:56AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
408028970	Rebuttal 1 (XX/XX/XXXX 9:30AM) XX/XX/XXXXX: Please review the uploaded "Gift Letter and Supporting Documentation." The attached Gift Letter shows that the Borrower's mother (XXXXX) provided the Borrowers with $XXXX to be used towards the purchase of the subject property located at XXXX. The supporting documentation shows the $XXXX wire transfer from the donor's XXXX account, along with the settlement agent's (XXXX) receipt of the wire to be applied towards the purchase of the subject property.	Response 1 (XX/XX/XXXX 10:14AM) Documentation received is sufficient. (Resolved)		2	1	3	1
408028970				1	1	3	1
408028960				1	1	4	1
408028960	Rebuttal 1 (XX/XX/XXXX 5:31PM) X/XX/XXXX: Please review the uploaded "3rd Party Fraud Report with Credit Report Clearing State Tax Liens." The attached fraud report shows that the Borrower had a state tax lien filed and released on X/X/XX. The credit report has been included to validate that the Borrower doesn't not have any state tax liens on his credit report.	Response 1 (XX/XX/XXXX 8:30AM) Documentation received is sufficient. (Resolved)		4	1	4	1
408028960				1	1	4	1
408028971	Rebuttal 1 (XX/XX/XXXX 7:06PM) XX/XX/XXXX: Attached is the complete Security Instrument	Response 1 (XX/XX/XXXX 7:20AM) The provided documentation is sufficient to cure the finding. (Resolved)		4	1	3	1
408028971	Rebuttal 1 (XX/XX/XXXX 6:11PM) XX/XX/XXXX: See attached signed CD and E Consent	Response 1 (XX/XX/XXXX 7:21AM) The provided documentation is sufficient to cure the finding. (Resolved)		3	1	3	1
408028971	Rebuttal 1 (XX/XX/XXXX 12:59PM) XX/XX/XXXXX: Please review the uploaded "3rd Party Fraud Report," for the subject loan. The watchlist pulled up names similar to the Borrower's name, but were confirmed to not be the Borrower (XXXX).	Response 1 (XX/XX/XXXX 1:33PM) Documentation received is sufficient. (Resolved)		4	1	3	1
408028971		Response 1 (XX/XX/XXXX 5:23PM) CDA was ordered and returned a value of $XXX supporting the OA value with X% variance.		1	1	3	1
408028948				1	1	1	1
408028948				1	1	1	1
408028948				1	1	1	1
408028974				1	1	2	1
408028974	Rebuttal 1 (XX/XX/XXXX 1:37PM) XX/XX/XXXXX: Please review the uploaded "3rd Party Fraud Report," for the subject loan.	Response 1 (XX/XX/XXXX 11:54AM) Documentation received is sufficient. (Resolved)		2	1	2	1
408028974	Rebuttal 1 (XX/XX/XXXX 11:24AM)
XX/XX/XXXXX: Please review the uploaded "{payoff and Close of XXXX HELOC." The attached payoff demand letter for the Borrower's Line of Credit with XXX shows that the Borrower has requested that this loan be paid off and closed by the Lender. The attached payoff letter was received directly from XXXX and states that this line of credit will be closed upon receipt of full payment. The attached Closing Disclosure shows that this HELOC was paid off on XX/XX/XXXX when the subject loan disbursed.

Rebuttal 2 (XX/XX/XXXX 5:04PM)
Please see attached Full Reconveyance for the XXXX LOC. Final title is not available as yet.

		Response 1 (XX/XX/XXXX 8:09PM) Please provide either the signed HELOC closure letter or the Final Title Policy. (Upheld) Response 2 (XX/XX/XXXXX 10:14AM) Documentation received is sufficient. (Resolved)		2	1	2	1
408028974				1	1	2	1
408028969				1	1	1	1
408028969				1	1	1	1
408028969				1	1	1	1
408028975				1	1	1	1
408028975				1	1	1	1
408028975				1	1	1	1
408028963	Rebuttal 1 (XX/XX/XXXX 6:25PM) XX/XX/XXXX: See attached Tool Kit	Response 1 (XX/XX/XXXX 3:08PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	1
408028963	Rebuttal 1 (XX/XX/XXXX 6:26PM) XX/XX/XXXX: See attached SSPL	Response 1 (XX/XX/XXXX 3:07PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	1
408028963				1	1	2	1
408028963				1	1	2	1
408028966				1	1	4	1
408028966	Rebuttal 1 (XX/XX/XXXX 12:41PM) XX/XX/XXXXX: Please review the uploaded "3rd Party Fraud Report," for the subject loan.	Response 1 (XX/XX/XXXX 12:53PM) Documentation received is sufficient. (Resolved)		4	1	4	1
408028966				1	1	4	1
408028984				1	1	3	1
408028984	Rebuttal 1 (XX/XX/XXXX 10:02AM)
XX/XX/XXXX: Please review the uploaded "Seller Correspondence Regarding the Borrowers Trust Income." According to section B3-3.1-09 "Other Sources of Income" of Fannie Mae's Guidelines, verification of trust income is as follows: Confirm the trust income by obtaining a copy of the trust agreement or the trustee's statement confirming the amount, frequency, and duration of payments. Verify that the trust income will continue for at least three (3) years from the date of the mortgage application. Unless this income is received monthly, documentation of current receipt of the income is not required to comply with the allowable age of credit documents policy. The attached memorandum suffices as a trustees statement confirming the amount, frequency and duration of payments. The trustee (XXXX) for the XXXX Trust For The Benefit of (FBO) the Borrower XXXX, indicates that the Borrower will receive a quarterly distribution (every 3 months) in the amount of $XXXX ($XXXX per month) until the Borrower passes away. The Borrower's "Lifetime" duration of the trust income complies with Fannie Mae's guidelines.

		Response 1 (XX/XX/XXXX 12:46PM) Documentation received is sufficient. (Resolved)		3	1	3	1
408028984	Rebuttal 1 (XX/XX/XXXX 2:56PM) XX/XX/XXXXX: Please review the uploaded "3rd Party Fraud Report show LDP GSA Exclusionary List." The attached fraud report showed a GSA match on a variation of the Borrower's name (XXXX). The Watchlist match report shows XXX as the person who is marked on the watchlist. As the variation to the Borrower's name is XXXX, the Borrower was verified to no be on the GSA exclusionary list.	Response 1 (XX/XX/XXXX 11:57AM) Documentation received is sufficient. (Resolved)		4	1	3	1
408028984				1	1	3	1
408028972	Rebuttal 1 (XX/XX/XXXX 6:00PM) see attached PCCD	Response 1 (XX/XX/XXXX 12:13PM) The provided documentation is sufficient to cure the finding. (Resolved)		2	1	2	1
408028972				1	1	2	1
408028972				1	1	2	1
408028951	Rebuttal 1 (XX/XX/XXXX 11:00AM) XX/XX/XXXXX: Please review the uploaded "Seller Correspondence Regarding Closing Disclosure." As the subject property closed in an escrow state (XXX), documentation is prepared in advance (i.e. XX/XX/XXXX). The Borrower signed the documentation on XX/XX/XXXX, however the file did not disburse until XX/XX/XXXX. There was an issue with the Seller's new home closing that pushed out the disbursement on the subject loan by a few days. Rebuttal 2 (XX/XX/XXXX 2:35PM) XX/XX/XXXXX:Please waive per SFIG Guidance.	Response 1 (XX/XX/XXXX 4:05PM) The provided documentation is insufficient to cure the finding. Per Notary date on Deed of Trust, closing date is XX/XX/XXXX. The CD issued on XX/XX/XXXX, does not reflect the correct Closing Date. (Upheld) Response 2 (XX/XX/XXXXX 4:16PM) Per Notary date on Deed of Trust, closing date is XX/XX/XXXX. The CD issued on XX/XX/XXXX, does not reflect the correct Closing Date. Response 3 (XX/XX/XXXXX 5:01PM) Non-material finding. Grade remains the same.		2	2	4	2
408028951	Rebuttal 1 (XX/XX/XXXX 10:46AM)
XX/XX/XXXXX: Please review the uploaded "Seller Correspondence." The attached online verification shows that the Borrowers employer "XXXX" has changed their name to XXXX. The company recently acquired a new building located at XXXX. This validates that the Co-Borrower did not change her job prior to loan closing, the employer simply changed names and acquired a new building to house their headquarters.

Rebuttal 2 (XX/XX/XXXX 5:07PM)
XX/XX/XXXX 2nd rebuttal: Please review the uploaded "Verification of Employment," for the Borrower's current employer XXXX. The attached online verification shows that the Borrowers employer "GXXXX," has changed their name to XXXX. The company recently acquired a new building located at XXXX. The phone number (XXXX) is the same for both XXXX and XXXX. The attached email verification from XXXX.org validates that the Borrower (XXXX) is currently employed with XXXX. This validates that the Co-Borrower did not change her job prior to loan closing, the employer simply changed names and acquired a new building to house their headquarters.

		Response 1 (XX/XX/XXXX 8:16PM) The employment attachment could not be opened. Please send the verification document as a standalone credit rebuttal item. (Upheld) Response 2 (XX/XX/XXXXX 10:24AM) Documentation received is sufficient. (Resolved)		4	1	4	2
408028951	Rebuttal 1 (XX/XX/XXXX 5:50PM) XX/XX/XXXXX: Please review the uploaded "3rd Party Fraud Report," for the subject loan.	Response 1 (XX/XX/XXXX 12:01PM) Documentation received is sufficient. (Resolved)		4	1	4	2
408028951		Response 1 (XX/XX/XXXX 2:05PM) CDA was ordered and returned a value of $XXXX which supports OA value with X% variance.		1	1	4	2